Expense Example - Class K - BlackRock Low Duration Bond Portfolio - Class K Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	217
Expense Example, with Redemption, 10 Years	$ 491